Document and Entity Information	Nov. 04, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001789029
Document Type	8-K
Document Period End Date	Nov. 04, 2025
Entity Registrant Name	Aeva Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39204
Entity Tax Identification Number	84-3080757
Entity Address, Address Line One	555 Ellis Street
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	481-7070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	AEVA
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock
Trading Symbol	AEVA.WS
Security Exchange Name	NASDAQ